Schedule H, Line 4(i) – Schedule of Assets (Held at End of Year) (Details) - EBP 6.0	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	006
Participant loans, current value	$ 203,745,249
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.23%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%